COMMITMENTS AND CONTINGENCIES (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Nov. 12, 2020 CAD ($)	Nov. 12, 2020 USD ($)
Disclosure of commitments and contingencies
Contractual commitments related to construction and development projects, the purchase of property	$ 76.1
Contractual commitments for acquisition of property plant and equipment bonds issued			$ 72.1	$ 55.0
Contractual commitments for acquisition of property plant and equipment bonds authorised to issue	70.1	$ 55.0
Bonds issued outstanding	$ 70.1	$ 55.0